Document and Entity Information	Nov. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2021
Entity Registrant Name	LINCOLN EDUCATIONAL SERVICES CORP
Entity Incorporation, State or Country Code	NJ
Entity File Number	000-51371
Entity Tax Identification Number	57-1150621
Entity Address, Address Line One	14 Sylvan Way
Entity Address, City or Town	Suite A, Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	973
Local Phone Number	736-9340
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001286613
Title of 12(b) Security	Common Stock No Par Value
Trading Symbol	LINC
Security Exchange Name	NASDAQ